Employee Benefits - Summary of Increase (Decrease) Would Have Resulted in the DBO Pension and Other Benefits (Detail) $ in Thousands	Dec. 31, 2018 MXN ($)
-100 [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	$ 37,185,664
-100 [member] | Health care cost trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	(651,697)
+100 [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	(38,604,684)
+100 [member] | Health care cost trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	$ 761,278